UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 650 Washington Rd., Suite 800
Pittsburgh, PA 15228

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frank Fournier
Title:  Chief Operating Officer and VP Quantitative Research
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Frank Fournier  Pittsburgh, PA  November 2, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  75
Form 13F Information Table Value Total:  $384,809
List of Other Included Managers:
No. 13F File Number  Name

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    FORM 13F INFORMATION TABLE
								VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	 VALUE(x$1000) 	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DSCRETN	SHARED	NONE
Philip Morris International Inc.	COM	718172109	23,725.70	263,785.00	244,100.00	SH		SOLE	19,685.00	23,724,822.78
CVS Caremark Corp.	COM	126650100	21,918.60	452,666.00	421,121.00	SH		SOLE	31,545.00	21,918,087.61
Procter & Gamble Company	COM	742718109	21,061.70	303,673.00	283,528.00	SH		SOLE	20,145.00	21,062,759.25
Duke Energy Corp.	COM	26441C204	18,795.90	290,103.00	270,378.00	SH		SOLE	19,725.00	18,795,773.37
The Southern Company	COM	842587107	18,308.30	397,221.00	371,026.00	SH		SOLE	26,195.00	18,307,915.90
Amgen Inc.	COM	031162100	17,860.10	211,887.00	197,587.00	SH		SOLE	14,300.00	17,859,955.18
Microsoft Corp.	COM	594918104	17,858.70	600,127.00	560,522.00	SH		SOLE	39,605.00	17,859,779.53
Campbell Soup Company	COM	134429109	16,925.10	486,089.00	454,839.00	SH		SOLE	31,250.00	16,925,618.95
AT&T Inc.	COM	00206R102	15,964.20	423,465.00	395,635.00	SH		SOLE	27,830.00	15,964,630.50
Molson Coors Brewing Company	COM	60871R209	14,545.50	322,846.00	301,516.00	SH		SOLE	21,330.00	14,544,212.30
Northrop Grumman Corp	COM	666807102	14,446.60	217,457.00	203,122.00	SH		SOLE	14,335.00	14,445,668.51
Pepsico, Inc.	COM	713448108	13,772.10	194,601.00	181,643.00	SH		SOLE	12,958.00	13,771,912.75
Gold Fields Ltd.	ADR	38059T106	13,345.20	1,038,538.00	970,613.00	SH		SOLE	67,925.00	13,345,213.30
Novartis AG	ADR	66987V109	13,026.80	212,635.00	198,965.00	SH		SOLE	13,670.00	13,026,020.08
Cisco Systems Inc.	COM	17275R102	12,967.50	679,143.00	634,578.00	SH		SOLE	44,565.00	12,968,235.68
Annaly Capital Management, Inc.	COM	035710409	12,704.30	754,429.00	705,189.00	SH		SOLE	49,240.00	12,704,584.31
Bunge Limited	COM	G16962105	12,307.70	183,550.00	171,315.00	SH		SOLE	12,235.00	12,307,027.50
Hasbro Inc.	COM	418056107	12,254.10	321,091.00	300,761.00	SH		SOLE	20,330.00	12,254,438.17
PPL Corp.	COM	69351T106	12,173.60	419,061.00	391,611.00	SH		SOLE	27,450.00	12,173,722.05
Kraft Foods Inc.	ADR	50075N104	11,289.40	273,010.00	248,885.00	SH		SOLE	24,125.00	11,288,963.50
Hershey Company	COM	427866108	10,542.80	148,724.00	139,254.00	SH		SOLE	9,470.00	10,543,044.32
Target Corp.	COM	87612E106	9,499.10	149,659.00	139,769.00	SH		SOLE	9,890.00	9,498,856.74
GlaxoSmithKline plc	ADR	37733W105	9,089.10	196,580.00	183,860.00	SH		SOLE	12,720.00	9,089,859.18
Medtronic Inc.	COM	585055106	8,882.80	206,019.00	192,989.00	SH		SOLE	13,030.00	8,883,539.28
Kellogg Company	COM	487836108	7,753.60	150,107.00	138,732.00	SH		SOLE	11,375.00	7,754,527.60
NeuStar, Inc.	COM	64126X201	1,183.40	29,580.00	29,270.00	SH		SOLE	310.00	1,184,087.40
American States Water Company	COM	029899101	950.70	21,400.00	21,185.00	SH		SOLE	215.00	950,802.00
Dreamworks Animation SKG, Inc.	COM	26153C103	773.10	40,195.00	39,755.00	SH		SOLE	440.00	772,949.85
California Water Service Group	COM	130788102	769.40	41,270.00	40,850.00	SH		SOLE	420.00	769,685.50
New Jersey Resource Corp.	COM	646025106	766.00	16,750.00	16,570.00	SH		SOLE	180.00	765,810.00
Golden Star Resources Ltd.	COM	38119T104	747.50	379,395.00	373,465.00	SH		SOLE	5,930.00	747,408.15
Atlantic Power Corp.	COM	04878Q863	743.90	49,730.00	49,180.00	SH		SOLE	550.00	743,960.80
Brown Shoe Company, Inc.	COM	115736100	696.10	43,415.00	42,975.00	SH		SOLE	440.00	695,942.45
Jones Apparel Group Inc.	COM	48020T101	696.30	54,070.00	53,510.00	SH		SOLE	560.00	695,880.90
Sanderson Farms, Inc.	COM	800013104	683.30	15,405.00	15,240.00	SH		SOLE	165.00	683,450.59
Orbital Sciences Corp.	COM	685564106	640.60	44,000.00	43,500.00	SH		SOLE	500.00	640,640.01
Tower Group, Inc.	COM	891777104	631.60	32,575.00	32,215.00	SH		SOLE	360.00	631,951.73
Coinstar, Inc.	COM	19259P300	585.10	13,015.00	12,870.00	SH		SOLE	145.00	585,414.70
Medifast, Inc.	COM	58470H101	570.30	21,800.00	21,540.00	SH		SOLE	260.00	570,070.00
El Paso Electric Company	COM	283677854	558.40	16,305.00	16,135.00	SH		SOLE	170.00	558,446.25
Flowers Foods, Inc.	COM	343498101	524.40	25,977.00	25,587.00	SH		SOLE	390.00	524,215.86
Deluxe Corp	COM	248019101	481.00	15,750.00	15,590.00	SH		SOLE	160.00	481,320.00
Websense, Inc.	COM	947684106	473.00	30,225.00	29,905.00	SH		SOLE	320.00	473,021.25
Sturm Ruger & Co Inc	COM	864159108	465.90	9,420.00	9,320.00	SH		SOLE	100.00	466,195.80
Cal-Maine Foods, Inc.	COM	128030202	462.80	10,305.00	10,195.00	SH		SOLE	110.00	463,106.70
American Greetings Corp.	COM	026375105	456.40	27,180.00	26,900.00	SH		SOLE	280.00	456,624.00
J2 Global Inc	COM	48123V102	449.50	13,690.00	13,550.00	SH		SOLE	140.00	449,305.80
Cardtronics, Inc.	COM	14161H108	437.40	14,690.00	14,550.00	SH		SOLE	140.00	437,174.40
Allscripts Healthcare Solutions, Inc.	COM	01988P108	430.20	34,640.00	34,290.00	SH		SOLE	350.00	430,228.80
Portland General Electric Company	COM	736508847	429.20	15,875.00	15,715.00	SH		SOLE	160.00	429,260.00
United Natural Foods, Inc.	COM	911163103	418.20	7,155.00	7,075.00	SH		SOLE	80.00	418,209.75
Chemed Corp.	COM	16359R103	405.40	5,848.00	5,788.00	SH		SOLE	60.00	405,207.92
Endurance Specialty Holding Ltd.	COM	G30397106	398.00	10,345.00	10,235.00	SH		SOLE	110.00	398,282.50
Northwest Natural Gas Company	ADR	667655104	395.00	8,030.00	7,950.00	SH		SOLE	80.00	395,397.20
Colony Financial, Inc.	COM	19624R106	389.50	19,990.00	19,740.00	SH		SOLE	250.00	389,405.20
Avista Corp	ADR	05379B107	388.40	15,090.00	14,940.00	SH		SOLE	150.00	388,416.60
Herman Miller,  Inc.	COM	600544100	381.10	19,605.00	19,405.00	SH		SOLE	200.00	381,121.20
Aeropostale, Inc.	COM	007865108	368.20	27,225.00	26,945.00	SH		SOLE	280.00	368,354.25
Hill-Rom Holdings, Inc.	ADR	431475102	364.80	12,560.00	12,430.00	SH		SOLE	130.00	364,993.60
II-VI Incorporated	COM	902104108	363.60	19,125.00	18,935.00	SH		SOLE	190.00	363,757.50
Valueclick, Inc.	COM	92046N102	361.60	21,080.00	20,870.00	SH		SOLE	210.00	361,732.80
Interdigital, Inc.	COM	45867G101	359.70	9,650.00	9,560.00	SH		SOLE	90.00	359,655.50
United Stationers Inc.	COM	913004107	356.30	13,670.00	13,530.00	SH		SOLE	140.00	356,371.42
Take-Two Interactive Software, Inc.	COM	874054109	347.70	33,280.00	32,910.00	SH		SOLE	370.00	347,443.20
Treehouse Foods, Inc.	COM	89469A104	345.90	6,595.00	6,525.00	SH		SOLE	70.00	346,237.50
CACI International Inc.	COM	127190304	345.70	6,670.00	6,600.00	SH		SOLE	70.00	345,439.30
Integra Lifesciences Holdings Corp.	ADR	457985208	338.90	8,245.00	8,115.00	SH		SOLE	130.00	338,869.50
Brightpoint, Inc.	COM	109473405	327.90	36,570.00	35,850.00	SH		SOLE	720.00	328,032.90
Green Dot Corp.	COM	39304D102	319.60	26,160.00	25,890.00	SH		SOLE	270.00	319,936.80
Callaway Golf Company	COM	131193104	288.90	47,055.00	46,455.00	SH		SOLE	600.00	288,917.70
JAKKs Pacific, Inc.	COM	47012E106	276.30	18,950.00	18,727.00	SH		SOLE	223.00	276,101.50
Alliant Techsystems Inc	COM	018804104	223.40	4,465.00	4,395.00	SH		SOLE	70.00	223,741.15
NTELOS Holdings Corp.	COM	67020Q305	207.10	11,929.00	11,774.00	SH		SOLE	155.00	207,206.73
Central European Distribution Corp.	COM	153435102	128.70	45,165.00	44,545.00	SH		SOLE	620.00	128,720.25
Lumos Networks Corp	COM	550283105	85.40	10,870.00	10,870.00	SH		SOLE	0.00	85,438.20





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